Summary of Significant Accounting Policies (Schedule of Capital Structure) (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018
Common Stock, Shares Authorized	4,000,000,000	4,000,000,000	4,000,000,000	420,000,000
Common Stock, Shares, Issued	19,269,693	11,318,901	9,655,813	8,572,233
Common Stock, Shares, Outstanding	19,231,068	11,318,901	9,655,813	8,572,233
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Class A [Member]
Preferred Stock, Shares Authorized	750,000	750,000	750,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Class B [Member]
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Preferred Class C [Member]
Preferred Stock, Shares Authorized	900,000	9,000,000	9,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Class E [Member]
Preferred Stock, Shares Authorized	500,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Preferred stock, shares, Issued	500,000
Preferred stock, shares, Outstanding	$ 500,000
Preferred Class D [Member]
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001